Fair Value Measurements - Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair value, measurements, recurring [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	¥ 1,379,534	¥ 1,540,232
Financial assets measured at fair value through other comprehensive income	12,336,269	12,121,213
Financial liabilities measured at fair value through profit or loss	(319,881)	(432,189)
Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial liabilities measured at fair value through profit or loss	(319,881)	(432,189)
Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	231,713	221,743
Financial assets measured at fair value through other comprehensive income	9,078,437	8,279,783
Stocks [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	46,215	212,393
Financial assets measured at fair value through other comprehensive income	3,246,885	3,829,893
Investment trusts [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	618,228	553,174
Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	483,378	552,921
Others [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through other comprehensive income	10,947	11,537
Level 1 [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	397,315	393,438
Financial assets measured at fair value through other comprehensive income	7,552,875	7,897,972
Level 1 [Member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	110,516	105,367
Financial assets measured at fair value through other comprehensive income	4,487,174	4,245,238
Level 1 [Member] | Stocks [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through other comprehensive income	3,054,754	3,641,197
Level 1 [Member] | Investment trusts [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	286,799	288,071
Level 1 [Member] | Others [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through other comprehensive income	10,947	11,537
Level 2 [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	900,495	924,193
Financial assets measured at fair value through other comprehensive income	4,571,862	4,013,583
Financial liabilities measured at fair value through profit or loss	(319,881)	(432,189)
Level 2 [Member] | Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial liabilities measured at fair value through profit or loss	(319,881)	(432,189)
Level 2 [Member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	110,488	106,169
Financial assets measured at fair value through other comprehensive income	4,571,862	4,013,583
Level 2 [Member] | Investment trusts [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	331,429	265,103
Level 2 [Member] | Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	458,579	552,921
Level 3 [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	81,724	222,601
Financial assets measured at fair value through other comprehensive income	211,532	209,658
Level 3 [Member] | Public and corporate bonds [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	10,710	10,208
Financial assets measured at fair value through other comprehensive income	19,401	20,962
Level 3 [Member] | Stocks [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	46,215	212,393
Financial assets measured at fair value through other comprehensive income	192,131	¥ 188,696
Level 3 [Member] | Derivative financial instruments [Member]
Disclosure of fair value measurement of financial assets and liabilities [Line items]
Financial assets measured at fair value through profit or loss	¥ 24,800